STATEMENT OF MATERIAL ACCOUNTING POLICIES - Basis Of Preparation (Details)		12 Months Ended
	Jun. 30, 2026 USD ($) t	Jun. 30, 2026 USD ($) t	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 31, 2026 USD ($)	Jul. 07, 2026 USD ($) shares	Aug. 31, 2025 t	Feb. 28, 2025 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents	$ 35,244,220	$ 35,244,220	$ 54,814,125	$ 33,157,356						$ 11,937,941
Net assets	$ 88,299,689	88,299,689	92,443,999
Net cash outflows from operating and investing activities		$ (63,500,000)	(46,100,000)	(25,100,000)
Government grants, titanium alloy scrap metal transferred, nonmonetary amount | t	290	290
Government grants, full operating capacity, nonmonetary amounts | t	200	200
Government grants, cumulative equity capital raised	$ 250,000,000	$ 250,000,000
Defense Production Act (DPA) Funding Program And U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of initial application of standards or interpretations [line items]
Government grants, capacity scale-up nonmonetary amount | t							1,400
Government grants, reimbursements	22,700,000
Government grants, remaining available amount	37,100,000	37,100,000
Defense Production Act (DPA) Funding Program
Disclosure of initial application of standards or interpretations [line items]
Government grants									$ 12,700,000
Government grants, reimbursements		0	5,600,000	$ 4,700,000
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of initial application of standards or interpretations [line items]
Government grants								$ 47,100,000
Government grants, reimbursements		4,600,000	100,000
Small Business Innovation Research (SBIR) Funding Program
Disclosure of initial application of standards or interpretations [line items]
Government grants	99,000,000.0	99,000,000.0	$ 1,300,000
Government grants, remaining available amount	79,200,000	79,200,000
Small Business Innovation Research (SBIR) Funding Program, Task Order 2
Disclosure of initial application of standards or interpretations [line items]
Government grants	19,800,000	19,800,000
Government grants, base value					$ 18,500,000
Government grants, funded amount					11,500,000
Government grants, funded amount, option					$ 25,400,000
U.S. Government, Other Awards
Disclosure of initial application of standards or interpretations [line items]
Government grants	$ 6,600,000	$ 6,600,000
Share Placement
Disclosure of initial application of standards or interpretations [line items]
Number of ordinary shares authorized in firm commitments (in shares) | shares						2,275,000
Depositary share equivalent, ordinary shares | shares						10
Gross proceeds to be received from ordinary shares						$ 50,000,000